Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
LEASES

10. LEASES

The Company leases offices space under non-cancelable operating leases, with terms ranging from one to five years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company determines whether a contract is or contains a lease at inception of the contract and whether that lease meets the classification criteria of a finance or operating lease. When available, the Company uses the rate implicit in the lease to discount lease payments to present value; however, most of the Company's leases do not provide a readily determinable implicit rate. Therefore, the Company discount lease payments based on an estimate of its incremental borrowing rate.

The Company's lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Supplemental balance sheet information related to operating lease was as follows:

	December 31, 2019	December 31, 2020

Right-of-use assets	$2,027	$1,689

Operating lease liabilities - current	$313	$385
Operating lease liabilities - non-current	1,718	1,386
Total operating lease liabilities	$2,031	$1,771

The weighted average remaining lease terms and discount rates for the operating lease were as follows as of December 31, 2020:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.10
Weighted average discount rate	5.55%

For the years ended December 31, 2019 and 2020, the Company incurred total operating lease expenses of $488 and $533, respectively.

The following is a schedule, by fiscal years, of maturities of lease liabilities as of December 31, 2020:

2021	$468
2022	468
2023	514
2024	514
2025	-
Total lease payments	1,964
Less: imputed interest	193
Present value of lease liabilities	$1,771